Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes stock option activity for the nine months ended September 30, 2023:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)
Balance at January 1, 2023	529,773	$94.59	8.2	$—
Assumption of options in connection with the Reverse Merger	1,273,454	7.95		177
Options granted, fair value of $10.86 per share	440,041	12.31		159
Options exercised	(2,798)	1.66		46
Options forfeited	(468,291)	68.14		397

Balance at September 30, 2023	1,772,179	$19.04	8.0	$7,763

Exercisable options at September 30, 2023	699,237	$33.25	6.5	$2,949
Unvested options at September 30, 2023	1,072,942	$9.78	8.9	$4,814

The following table summarizes stock option activity:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in thousands)
Balance at January 1, 2021	—	$—		$—
Granted, fair value of $4.31 per share	248,603	5.92

Balance at December 31, 2021	248,603	5.92	9.7	194
Granted, fair value of $6.24 per share	1,031,567	8.44
Forfeited	(6,716)	7.55

Balance at December 31, 2022	1,273,454	$7.95	9.3	$621

Exercisable options at December 31, 2022	181,171	$7.18	9.1	$229
Unvested options at December 31, 2022	1,092,283	$8.08	9.4	$392

Schedule of Grant-Date Fair Value of Stock Options Issued, Presented on a Weighted Average Basis
The table below summarizes the assumptions used to determine the grant-date fair value of stock options issued, presented on a weighted average basis during the nine months ended September 30, 2023 and 2022.

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Risk-free interest rate	3.9%	3.1%
Expected term (in years)	6.0	5.9
Expected volatility	86.4%	87.3%
Expected dividend yield	0.0%	0.0%

The following table summarizes the assumptions used to determine the grant-date fair value of stock options granted, presented on a weighted average basis:

	Years Ended December 31,
	2022	2021
Risk-free interest rate	3.08%	1.20%
Expected term (in years)	5.9	6.1
Expected volatility	87.28%	87.67%
Expected dividend yield	0%	0%

Schedule of Activity Relating to Restricted Stock Units
The following table summarizes restricted stock unit activity for the nine months ended September 30, 2023:

	Number of units outstanding	Weighted average grant date fair value per share
Balance at January 1, 2023	16,084	$70.09
Restricted share units granted	7,696	8.80
Restricted share units vested	(6,495)	68.96
Restricted share units forfeited	(17,285)	43.22

Balance at September 30, 2023	—	$—

Schedule of Stock Based Compensation Expense
The following table provides a summary of stock-based compensation expense related to stock options, restricted stock units, restricted stock, and warrants:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$379	$144	$711	$256
General and administrative	800	517	1,463	749

Total stock-based compensation expense	$1,179	$661	$2,174	$1,005

The following table provides a summary of stock-based compensation expense related to stock options, restricted stock, and warrants (in thousands):

	Years Ended December 31,
	2022	2021
Research and development	$416	$19
General and administrative	1,102	44

Total stock-based compensation expense	$1,518	$63

Schedule of assumptions used to determine the fair value of warrant
The weighted average assumptions used to determine the fair value of the warrants were as follows:

Year Ended December 31, 2021
Risk-free interest rate	1.14%
Expected term (in years)	6.1
Expected volatility	82.80%
Expected dividend yield	0%